Note 19 - Other Operating Income	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Other Operating Income and Expense [Text Block]
19.	Other operating income

In  January 2020, M/V "EM Oinousses" experienced an engine room fire while sailing off Mozambique carrying empty containers. The fire was extinguished without any injuries to the crew. The vessel completed an evaluation for the type of repairs required and was idle during the evaluations. The Company agreed with the Hull & Machinery (“H&M”) underwriters an “unrepaired damage” claim of $2.7 million. Under this agreement the vessel was sold for scrap as is without effecting any permanent repairs. As a result of the above the Company, recognized a gain on hull and machinery claim of $2.7 million, which was included under “Other operating income” in the consolidated statement of operations for the year ended December 31, 2020.

In the year ended December 31, 2021, the Company recognized “Other operating income” of $0.2 million relating to the collection of amounts previously written off, relating to accounts with charterers of sold vessels. The Company also reached a settlement agreement in relation to a dispute with a fuel oil supplier dating back in 2009 in respect of vessel “Ninos”, to pay $0.06 million to the claimants in order for them to withdraw their claim, recording “Other operating income” of $0.1 million, against the provision of $0.15 million already booked in prior years. Additionally, the Company recognized another $1.0 million of “Other operating income” consisting of the proceeds of a claim award related to the sale of one of the Company’s vessels, M/V “Manolis P”, for scrap in March 2020 that initially failed to be completed due to COVID-related reasons with the vessel finally being sold to another buyer within the second quarter of 2020.

In the year ended December 31, 2022, the Company recognized “Other operating income” of $1.61 million. The amount is comprised of other operating expenses of $0.35 million related to settlement of accounts with charterers and other operating income of $1.96 million related to an “unrepaired damage” claim agreed with the hull and machinery underwriters and loss of hire insurance in relation to M/V Akinada Bridge. More specifically, a damage on the vessel’s tailshaft system was identified while the vessel was in drydock, and after completing an evaluation for the type of repairs required, during which the vessel was idle, the Company agreed with the H&M underwriters an “unrepaired damage” claim. All these amounts are included under “Other operating income” in the consolidated statement of operations for the year ended December 31, 2022.